Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 281,416,000,000
Depreciation expenses	(27,805,000,000)		$ (26,989,000,000)	$ (26,930,000,000)
Additions	35,613,000,000		25,195,000,000	23,164,000,000
Disposal	(30,000,000)		(307,000,000)	(86,000,000)
Impairment losses	0	$ 0	0	93,000,000
Ending balance	289,100,000,000	$ 10,423	281,416,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	273,823,000,000		276,370,000,000
Impairment losses	0		0
Ending balance	281,849,000,000		273,823,000,000	276,370,000,000
As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			281,670,000,000
Ending balance				281,670,000,000
Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	920,415,000,000		918,513,000,000	929,805,000,000
Additions	35,613,000,000		25,195,000,000	23,160,000,000
Disposal	(30,234,000,000)		(22,796,000,000)	(32,837,000,000)
Effect of foreign exchange differences	(72,000,000)		(98,000,000)	(44,000,000)
Acquired by business combinations (Note 14)			142,000,000
Others	216,000,000		(541,000,000)	(1,571,000,000)
Ending balance	925,938,000,000		920,415,000,000	918,513,000,000
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(646,592,000,000)		(642,143,000,000)	(648,135,000,000)
Depreciation expenses	(27,728,000,000)		(26,907,000,000)	(26,856,000,000)
Disposal	30,204,000,000		22,489,000,000	32,751,000,000
Impairment losses				(93,000,000)
Effect of foreign exchange differences	32,000,000		41,000,000	17,000,000
Acquired by business combinations (Note 14)			(94,000,000)
Others	(5,000,000)		22,000,000	173,000,000
Ending balance	(644,089,000,000)		(646,592,000,000)	(642,143,000,000)
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	101,991,000,000		99,103,000,000
Ending balance	102,645,000,000		101,991,000,000	99,103,000,000
Land [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			100,355,000,000
Ending balance				100,355,000,000
Land [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	101,991,000,000		99,103,000,000	100,355,000,000
Additions	0		67,000,000	0
Disposal	0		(270,000,000)	(38,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	654,000,000		3,091,000,000	(1,214,000,000)
Ending balance	102,645,000,000		101,991,000,000	99,103,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	231,000,000		243,000,000
Ending balance	220,000,000		231,000,000	243,000,000
Land improvements [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			263,000,000
Ending balance				263,000,000
Land improvements [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,630,000,000		1,618,000,000	1,600,000,000
Additions	0		0	0
Disposal	(1,000,000)		(19,000,000)	(7,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	33,000,000		31,000,000	25,000,000
Ending balance	1,662,000,000		1,630,000,000	1,618,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,399,000,000)		(1,375,000,000)	(1,337,000,000)
Depreciation expenses	(43,000,000)		(43,000,000)	(43,000,000)
Disposal	1,000,000		19,000,000	6,000,000
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	(1,000,000)		0	(1,000,000)
Ending balance	(1,442,000,000)		(1,399,000,000)	(1,375,000,000)
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	41,642,000,000		43,024,000,000
Ending balance	40,780,000,000		41,642,000,000	43,024,000,000
Buildings [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			42,466,000,000
Ending balance				42,466,000,000
Buildings [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	70,889,000,000		71,001,000,000	69,328,000,000
Additions	37,000,000		18,000,000	1,221,000,000
Disposal	(29,000,000)		(49,000,000)	(3,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	461,000,000		(81,000,000)	455,000,000
Ending balance	71,358,000,000		70,889,000,000	71,001,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(29,247,000,000)		(27,977,000,000)	(26,862,000,000)
Depreciation expenses	(1,401,000,000)		(1,366,000,000)	(1,301,000,000)
Disposal	29,000,000		49,000,000	3,000,000
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	41,000,000		47,000,000	183,000,000
Ending balance	(30,578,000,000)		(29,247,000,000)	(27,977,000,000)
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,767,000,000		1,937,000,000
Ending balance	1,585,000,000		1,767,000,000	1,937,000,000
Computer equipment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,115,000,000
Ending balance				2,115,000,000
Computer equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,406,000,000		13,005,000,000	14,258,000,000
Additions	72,000,000		55,000,000	57,000,000
Disposal	(1,734,000,000)		(1,245,000,000)	(1,916,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			70,000,000
Others	473,000,000		521,000,000	606,000,000
Ending balance	11,217,000,000		12,406,000,000	13,005,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,639,000,000)		(11,068,000,000)	(12,143,000,000)
Depreciation expenses	(716,000,000)		(770,000,000)	(827,000,000)
Disposal	1,724,000,000		1,243,000,000	1,909,000,000
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			(40,000,000)
Others	(1,000,000)		(4,000,000)	(7,000,000)
Ending balance	(9,632,000,000)		(10,639,000,000)	(11,068,000,000)
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	117,113,000,000		115,694,000,000
Ending balance	123,001,000,000		117,113,000,000	115,694,000,000
Telecommunications equipment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			115,013,000,000
Ending balance				115,013,000,000
Telecommunications equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	710,776,000,000		706,032,000,000	711,863,000,000
Additions	84,000,000		118,000,000	120,000,000
Disposal	(27,916,000,000)		(20,619,000,000)	(30,417,000,000)
Effect of foreign exchange differences	(64,000,000)		(91,000,000)	(37,000,000)
Acquired by business combinations (Note 14)			0
Others	30,654,000,000		25,336,000,000	24,503,000,000
Ending balance	713,534,000,000		710,776,000,000	706,032,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(593,663,000,000)		(590,338,000,000)	(596,850,000,000)
Depreciation expenses	(24,802,000,000)		(23,994,000,000)	(23,906,000,000)
Disposal	27,900,000,000		20,600,000,000	30,380,000,000
Impairment losses				0
Effect of foreign exchange differences	31,000,000		41,000,000	16,000,000
Acquired by business combinations (Note 14)			0
Others	1,000,000		28,000,000	22,000,000
Ending balance	(590,533,000,000)		(593,663,000,000)	(590,338,000,000)
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	176,000,000		218,000,000
Ending balance	228,000,000		176,000,000	218,000,000
Transportation equipment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			231,000,000
Ending balance				231,000,000
Transportation equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,894,000,000		3,912,000,000	3,882,000,000
Additions	0		1,000,000	1,000,000
Disposal	(84,000,000)		(45,000,000)	(51,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	117,000,000		26,000,000	80,000,000
Ending balance	3,927,000,000		3,894,000,000	3,912,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,718,000,000)		(3,694,000,000)	(3,651,000,000)
Depreciation expenses	(65,000,000)		(68,000,000)	(91,000,000)
Disposal	84,000,000		45,000,000	51,000,000
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	0		(1,000,000)	(3,000,000)
Ending balance	(3,699,000,000)		(3,718,000,000)	(3,694,000,000)
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,374,000,000		2,428,000,000
Ending balance	2,604,000,000		2,374,000,000	2,428,000,000
Miscellaneous equipment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,582,000,000
Ending balance				2,582,000,000
Miscellaneous equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,300,000,000		10,090,000,000	9,874,000,000
Additions	198,000,000		150,000,000	149,000,000
Disposal	(470,000,000)		(520,000,000)	(405,000,000)
Effect of foreign exchange differences	(2,000,000)		0	(1,000,000)
Acquired by business combinations (Note 14)			72,000,000
Others	783,000,000		508,000,000	473,000,000
Ending balance	10,809,000,000		10,300,000,000	10,090,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,926,000,000)		(7,662,000,000)	(7,292,000,000)
Depreciation expenses	(701,000,000)		(666,000,000)	(688,000,000)
Disposal	466,000,000		504,000,000	402,000,000
Impairment losses				(64,000,000)
Effect of foreign exchange differences	1,000,000		0	1,000,000
Acquired by business combinations (Note 14)			(54,000,000)
Others	(45,000,000)		(48,000,000)	(21,000,000)
Ending balance	(8,205,000,000)		(7,926,000,000)	(7,662,000,000)
Construction in Progress and Equipment to be Accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,529,000,000		13,723,000,000
Ending balance	10,786,000,000		8,529,000,000	13,723,000,000
Construction in Progress and Equipment to be Accepted [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645,000,000
Ending balance				18,645,000,000
Construction in Progress and Equipment to be Accepted [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,529,000,000		13,752,000,000	18,645,000,000
Additions	35,222,000,000		24,786,000,000	21,612,000,000
Disposal	0		(29,000,000)	0
Effect of foreign exchange differences	(6,000,000)		(7,000,000)	(6,000,000)
Acquired by business combinations (Note 14)			0
Others	(32,959,000,000)		(29,973,000,000)	(26,499,000,000)
Ending balance	10,786,000,000		8,529,000,000	13,752,000,000
Construction in Progress and Equipment to be Accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		(29,000,000)	0
Depreciation expenses	0		0	0
Disposal	0		29,000,000	0
Impairment losses				(29,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)			0
Others	0		0	0
Ending balance	$ 0		$ 0	$ (29,000,000)